Borrowings	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Borrowings	Borrowings

	2024	2023
Non-current
Senior Notes	414,638	498,347
Bank borrowings	265,367	199,496
	680,005	697,843
Current
Senior Notes	6,858	8,250
Bank overdrafts	—	4,386
Bank borrowings	92,693	194,470
	99,551	207,106
Total borrowings	779,556	904,949

As of December 31, 2024, total bank borrowings include collateralized liabilities of US$3,842 (2023: US$77,055). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts, shares of certain subsidiaries of the Group and U.S. Treasury Bills.

Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for a total amount of US$500 million, at an annual fixed rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds net of expenses was US$495.2 million.
The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of December 31, 2024, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. As of December 31, 2024 and 2023 the Group was in compliance with these financial covenants.

On July 22, 2024, the Company announced a cash tender offer for up to US$100.0 million of the Notes due 2027. As of the closing date of the Tender (August 19, 2024) US$84.36 million in aggregate principal amount of Notes had been validly tendered by Holders and fully cancelled. The total consideration, including the Early Tender Premium, was US$ 980 for each US$1,000 principal amount of Notes.

Debt maturity breakdown

The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2024	2023
Fixed rate:
Less than 1 year	69,178	117,105
Between 1 and 2 years	55,952	6,010
Between 2 and 3 years	414,994	5,508
Between 3 and 4 years	356	498,347
Between 4 and 5 years	356	—
More than 5 years	35,936	—
	576,772	626,970
Variable rate:
Less than 1 year	30,373	90,001
Between 1 and 2 years	83,142	37,712
Between 2 and 3 years	46,593	91,878
Between 3 and 4 years	2,932	56,605
Between 4 and 5 years	441	1,783
More than 5 years	39,303	—
	202,784	277,979
	779,556	904,949

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2025 and November 2040 and bear either fixed interest rates ranging from 5.64% to 12.65% per annum or variable rates based on base-rates plus spreads ranging from 4.42% to 13.83% per annum.

Borrowings incurred by the Group’s subsidiaries in Argentina are repayable at various dates between March 2025 and December 2028 and bear either no interest rate or variable rates based on specific base-rates plus spreads of 3.1% for those borrowings denominated in U.S. Dollar, and a fixed interest rates ranging from 43.0% to 45% per annum for those borrowings denominated in Argentine pesos.
Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2024			2023
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA) (2)	December, 2019	R$	400.0	R$	400.0	64.6	82.6	November-27	3.80% + IPCA
Debênture (1)	December, 2020	R$	400.0	R$	400.0	64.6	82.6	December-26	4.24% + IPCA
Certificados Recebíveis do Agronegócio (CRA) (2)	July, 2024	R$	400.0	R$	400.0	64.6	—	Jul-31 / Jul-34	IPCA + 6.80% /12.65%

(1) Collateralized by long term power purchase agreement (PPA).

(2) This debt was issued with no guarantee.

The Debenture contains certain customary financial covenants and restrictions which require the Brazilian subsidiaries to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

As of December 31, 2024 and 2023 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2024	2023
		(In millions)	(In millions)	(In millions)
IFC (1)	June, 2020	US$20.0	—	16.33	June, 2028	4% plus SOFR
Rabobank	June, 2024	US$13.6	13.60	—	December, 2028	3.1% + SOFR
 (1) During 2024, the Group settled the outstanding amount of US$16.4 million under the loan agreement entered into with the International Finance Corporation (IFC).

The above mentioned loans contain certain customary financial covenants which require us to meet pre-defined financial ratios. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

As of December 31, 2024 and 2023 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value. The fair value of long-term subject to fix rate do not significantly differ from their fair value. The fair value (level 2) of the notes as of December 31, 2024 and 2023 equals US$403.6 million and US$485.3 million, 97.24% and 97.06% of the nominal amount, respectively.

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.
Evolution of the Group's borrowings as December 31, 2024 and 2023 is as follow:

	2024	2023
Amount at the beginning of the year	904,949	1,007,752
Proceeds from long term borrowings	126,757	7,739
Payments of long term borrowings	(105,749)	(24,105)
Proceeds from short term borrowings	169,901	448,532
Payments of short term borrowings	(239,947)	(420,276)
Payments of interest (1)	(741)	(43,457)
Accrued interest	23,489	33,495
Exchange differences, inflation and translation, net	(99,800)	(105,465)
Others	697	734
Amount at the end of the year	779,556	904,949
(1) Excludes payment of interest related to trade and other payables.